SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of restricted and performance shares

Thousand restricted shares	2023	2022	2021

Restricted and performance shares outstanding at January	108,854	62,545	43,458
New restricted and performance shares during the period	33,686	49,328	20,629
Restricted and performance shares granted during the period	(18,309)	(12)	(22)
Restricted and performance shares forfeited during the period	(5,235)	(3,007)	(1,520)
Restricted shares outstanding at the end of the year	118,996	108,854	62,545

Schedule of outstanding options developed

Thousand options	2023	2022	2021

Options outstanding at January	99,717	113,760	127,265
Options exercised during the period	-	-	(5,247)
Options forfeited during the period	(11,756)	(14,043)	(8,258)
Options outstanding at the end of the year	87,961	99,717	113,760

Schedule of weighted average exercise price

In R$ per share	2023	2022	2021

Options outstanding at January 1	19.39	19.92	19.81
Options forfeited during the period	22.68	22.60	25.27
Options exercised during the period	-	-	13.16
Options outstanding at the end of the period	18.86	19.39	19.92
Options exercisable at the end of the period	19.08	20.12	21.14

Schedule of deferred shares

Thousand deferred shares	2023	2022	2021

Deferred shares outstanding at January 1	889	1,168	6,065
New deferred shares during the period	47	44	110
Deferred shares granted during the period	-	(214)	(4,964)
Deferred shares forfeited during the period	-	(109)	(43)
Deferred shares outstanding at the end of the year	936	889	1,168